Contract Liabilities	12 Months Ended
Nov. 30, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
10.	CONTRACT LIABILITIES

The Group’s contract liabilities include advances from clients related to Financial PR services on the Group’s consolidated balance sheets. These payments are non-refundable and are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of November 30, 2023 and 2022, the contract liabilities were comprised of the following:

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Advance from customers	1,166,837	1,519,584	194,581
Total	1,166,837	1,519,584	194,581

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended	288,364	1,166,837	149,412
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(288,364)	(1,166,837)	(149,412)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,166,837	1,519,584	194,581
Total	1,166,837	1,519,584	194,581